Commitments (Details)	Dec. 31, 2015 USD ($)
Summary of the company future minimum lease obligations
2016	$ 1,140,480
2017	952,541
2018	577,112
2019	478,275
2020	438,613
Thereafter	692,986
Total	$ 4,280,007